Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 18. Subsequent Events

2015 Acquisition

On February 23, 2015, we and Memorial Resource completed a transaction in which we exchanged our oil and gas properties in North Louisiana and approximately $78 million in cash for Memorial Resource’s East Texas and West Louisiana oil and gas properties.  Terms of the transaction were approved by our general partner’s board of directors and by its conflicts committee, which is comprised entirely of independent directors.  This transaction has an effective date of January 1, 2015.

Conversion of Subordinated Units

The subordination period for the 5,360,912 subordinated units ended on February 13, 2015.  All of the subordinated units, which were owned by MRD Holdco, converted to common units on a one-to-one basis at the end of the subordination period.

2015 Repurchases of Common Units

We repurchased an additional $28.5 million in common units, which represents a repurchase and retirement of 1,909,583 common units under the MEMP Repurchase Program through February 1, 2015.